OTHER NON-CURRENT LIABILITIES - THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2024
OTHER NON-CURRENT LIABILITIES -THIRD PARTIES
Schedule of other non-current liabilities - third parties

	As of December 31,
	2024	2023
	US$	US$
Deposits from third parties	17,438	19,210
Conditional and refundable government grants (i)	76,019	77,654
Warranty provision	21,313	6,539
Total	114,770	103,403
(i)The Group was awarded grants from governments and conditional on the operation performance and tax contribution in certain specified regions in the next few years. The government grants have been received and recognized as other non-current liabilities, which will be released to government grants in the consolidated and combined statements of comprehensive loss when the conditions attached for operation performance and tax contribution are satisfied. As of December 31, 2024, the Group estimated that the conditions attached for operation performance and tax contribution would be not probable to be satisfied, thus the Group classifies these liabilities as other non-current liabilities.